Note 11 - Business and Credit Concentrations, Major Customers and Geographic Information (Details Textual)	3 Months Ended								12 Months Ended
	Oct. 31, 2015 USD ($)	Jul. 31, 2015 USD ($)	Apr. 30, 2015 USD ($)	Jan. 31, 2015 USD ($)	Oct. 31, 2014 USD ($)	Jul. 31, 2014 USD ($)	Apr. 30, 2014 USD ($)	Jan. 31, 2014 USD ($)	Oct. 31, 2015 USD ($)	Oct. 31, 2014 USD ($)	Oct. 31, 2013 USD ($)
Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | Customer One [Member]
Concentration Risk, Percentage									13.60%	16.80%
Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | Customer Two [Member]
Concentration Risk, Percentage									10.80%
Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Concentration Risk, Number of Customers									2	1
Geographic Concentration Risk [Member] | Sales Revenue, Net [Member] | UNITED STATES
Concentration Risk, Percentage									78.00%	79.00%	70.00%
Geographic Concentration Risk [Member] | Sales Revenue, Net [Member] | Non-US [Member]
Concentration Risk, Percentage									22.00%	21.00%	30.00%
Customer One [Member]
Revenue, Net									$ 10,000,000	$ 14,000,000
Customer Two [Member]
Revenue, Net									8,000,000
UNITED STATES
Revenue, Net									57,402,020	65,457,787	$ 52,931,288
Non-US [Member]
Revenue, Net									16,166,718	17,519,945	22,334,750
Centric Solutions Limited Liability Company [Member]
Revenue, Net									1,500,000	1,400,000	1,500,000
Operating Income (Loss)									(175,000)	(256,000)	(124,000)
Assets	$ 181,000				$ 220,000				$ 181,000	220,000
Number of Reportable Segments									1
Revenue, Net	16,752,447	$ 20,781,340	$ 18,676,107	$ 17,358,844	25,247,943	$ 21,004,130	$ 20,190,729	$ 16,534,930	$ 73,568,738	$ 82,977,732	75,266,038
Concentration Risk, Number of Customers										1
Entity-Wide Payable, Major Customer Percentage										13.90%
Operating Income (Loss)									(2,381,798)	$ 1,332,295	$ 767,121
Assets	$ 45,028,818				$ 50,038,614				$ 45,028,818	$ 50,038,614